Consolidated Statements of Comprehensive Loss - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net sales		¥ 309,250	¥ 118,246
Cost of goods sold		262,055	116,340
Gross profit		47,195	1,906
Other income		2,831	1,682
Selling and distribution expenses		(49,194)	(1,876)
Administrative expenses		(38,715)	(6,405)
Bad debt reversal			5,293
Finance costs			(14)
Other expenses			(4)
Income (loss) before taxation		(37,883)	582
Income tax expense		2	83
Net income (loss) for the period from continuing operations		(37,885)	499
Discontinued operations
Gain on disposal of discontinued operations		73,846
Loss for the period from discontinued operations		(1,385)	(26,245)
Net income (loss) for the period		34,576	(25,746)
Net income (loss) attributable to :
Equity holders of the Company		34,613	(29,335)
Non-controlling interest		(37)	3,589
Net income (loss) attributable to the equity holders of the Company arise from:
Continuing operations		(37,848)	(3,090)
Discontinued operations		72,461	(26,245)
Other comprehensive loss
Exchange differences on translation of financial statements of foreign operations		(4,145)	114
Total comprehensive income (loss) for the period		30,431	(25,632)
Total comprehensive income (loss) attributable to:
Equity holders of the Company		30,468	(29,221)
Non-controlling interest		(37)	3,589
Total comprehensive loss attributable to the equity holders of the Company arise from:
Continuing operations		(42,030)	613
Discontinued operations		¥ 72,461	¥ (26,245)
Basic (RMB)
— from continuing operations		¥ (23.44)	¥ (5.14)
— from discontinued operations		44.88	(43.65)
Diluted (RMB)
— from continuing operations	[1]	(23.44)	(5.14)
— from discontinued operations	[1]	¥ 36.51	¥ (43.65)

[1]	Warrants to purchase Class A ordinary shares are not included in the diluted loss per share calculations when their effect is antidilutive. For the six months ended June 30, 2023 and 2022, 370,175 shares and 135,316 shares, respectively, on a weighted average basis of potential Class A ordinary shares related to outstanding Class A ordinary shares warrants were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss.